Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities
Net Income	$ 5,092	$ 5,573	$ 10,188	$ 6,506	$ 5,078
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	1,503	1,262	2,645	2,610	2,665
Net amortization of premiums, discounts and loan fees and costs	1,185	1,663	2,667	9,163	8,881
Deferred income taxes	1,988	186	83	278	96
Realized gain on bargain purchase			(226)
Amortization of intangible assets	78	64	122	138	155
Amortization of benefit plans' unrecognized net loss	39	22	43	100	40
Provision for loan losses	2,590	1,727	3,381	4,464	5,750
Realized loss (gain) on sale of debt securities available for sale	594	1,294	1,294		(53)
Realized gain on sale of mortgage-backed securities available for sale	(601)	(1,520)	(2,817)	(10,433)
Realized loss on sale of mortgage-backed securities held to maturity			6	6	6
Realized loss on debt extinguishment				8,688
Realized gain on sale of loans	(9)	(53)	(80)	(557)	(661)
Proceeds from sale of loans	133	496	6,092	5,332	7,123
Realized (gain) loss on disposition of premises and equipment	(25)			(105)	8
Increase in cash surrender value of bank owned life insurance	(1,306)	(1,409)	(2,735)	(1,966)	(748)
ESOP, stock option plan and restricted stock plan expenses	1,317	862	2,062	1,640	1,576
Loss (gain) on write-down and sales of real estate owned	146	(1)	441	775	3,330
(Increase) decrease in interest receivable	(46)	103	(611)	367	1,345
Decrease in other assets	(8,077)	(1,361)	367	2,882	2,655
Increase (decrease) in interest payable	37	113	71	(41)	(46)
Increase in other liabilities	3,654	991	3,014	76	157
Net Cash Provided by Operating Activities	8,292	10,012	26,007	29,923	37,357
Cash Flows from Investing Activities
Purchase of debt securities available for sale	(52,528)	(55,217)	(158,909)	(291,418)
Proceeds from sale of debt securities available for sale	39,444	54,075	54,075
Proceeds from calls and maturities of debt securities available for sale					30,598
Proceeds from repayments of debt securities available for sale	288	455	737	732	838
Purchase of debt securities held to maturity	(6,243)	(2,530)	(9,056)	(208,610)	(2,236)
Proceeds from calls and maturities of debt securities held to maturity	2,530	270	2,077	32,236	73,019
Proceeds from repayments of debt securities held to maturity	116	847	404	984	966
Purchase of loans	(32,050)	(58,319)	(114,343)	(17,773)	(80,014)
Net (increase) decrease in loans receivable	(44,562)	(137,695)	(196,468)	(69,663)	48,566
Proceeds from sale of real estate owned	1,047	403	1,484	3,847	2,142
Purchases of mortgage-backed securities available for sale	(10,384)	(17,061)	(50,155)	(373,003)	(523,211)
Principal repayments on mortgage-backed securities available for sale	37,613	70,719	114,107	335,914	305,665
Proceeds from sale of mortgage-backed securities available for sale	17,780	53,613	116,838	442,806	51,306
Purchases of mortgage-backed securities held to maturity	(33,210)		(5,094)	(100,357)
Principal repayments on mortgage-backed securities held to maturity	6,045	827	2,299	312	228
Proceeds from sale of mortgage-backed securities held to maturity	0	0	28	18	32
Purchase of cash flow hedges				(2,538)
Additions to premises and equipment	(1,005)	(1,580)	(3,560)	(1,042)	(1,797)
Proceeds from cash settlement of premises and equipment	49			220	3
Purchase of bank owned life insurance				(35,503)	(23,397)
Purchase of FHLB stock	(6,930)	(14,445)	(28,170)	(18,675)	(5,760)
Redemption of FHLB stock	5,538	9,047	18,883	17,151	5,178
Cash acquired in merger			9,133
Net Cash Provided by Investing Activities	(76,462)	(96,591)	(245,690)	(284,362)	(117,874)
Cash Flows from Financing Activities
Net (decrease) increase in deposits	(14,995)	7,085	23,326	198,899	22,978
Repayment of term FHLB advances	(678,047)	(275,043)	(800,088)	(218,774)	(80)
Proceeds from term FHLB advances	750,000	400,000	1,000,000	145,000
Net change in overnight borrowings	(17,000)	(5,000)	12,000	105,000
(Decrease) increase in sweep accounts			(6,026)	(1,781)	2,364
Decrease in other short-term borrowings	(4,198)	(10,775)
(Decrease) increase in advance payments by borrowers for taxes	(365)	362	1,111	1,866	180
Dividends paid to stockholders of Kearny Financial Corp.					(3,617)
Purchase of common stock of Kearny Financial Corp. for treasury		(3,792)	(4,135)	(4,319)	(8,464)
Dividends contributed for payment of ESOP loan				(2)	160
Issuance of common stock of Kearny Financial Corp. from treasury	1,365		1,495
Payment of cash for exercise of stock options	(7,188)
Net Cash Provided by Financing Activities	29,572	112,837	227,683	225,889	13,521
Net (Decrease) Increase in Cash and Cash Equivalents	(38,598)	26,258	8,000	(28,550)	(66,996)
Cash and Cash Equivalents - Beginning	135,034	127,034	127,034	155,584	222,580
Cash and Cash Equivalents - Ending	96,436	153,292	135,034	127,034	155,584
Cash paid during the year for:
Income taxes, net of refunds	1,806	2,341	3,503	1,687	1,836
Interest	12,424	10,448	21,919	22,042	28,415
Non-cash investing and financing activities:
Acquisition of real estate owned in settlement of loans	1,465	720	1,489	2,873	1,786
Fair value of assets acquired, net of cash and cash equivalents acquired			111,806
Fair value of liabilities assumed			105,213
Transfer of securities available for sale to securities held to maturity			191,890
Issuance of common stock to mutual holding company			$ 15,500